Expired Products (Details) (TRANSITCENTER, INC. [Member], USD $)	12 Months Ended
Dec. 31, 2011
TRANSITCENTER, INC. [Member]
Expired Products (Textual) [Abstract]
Revenue from vouchers and TC cards	$ 2,722,361